PHC Certificates Mark to Market PHC (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Estimated Fair Value	$ 60,707,290	$ 61,263,123
Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns	58,869,789	59,887,921
Unrealized Gain	1,847,819	1,375,202
Unrealized Loss	(10,318)	0
Estimated Fair Value	60,707,290	61,263,123
Public Housing Capital Fund Trust I [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns	27,274,451	27,414,100
Unrealized Gain	1,482,376	933,789
Unrealized Loss	0	0
Estimated Fair Value	28,756,827	28,347,889
Public Housing Capital Fund Trust II [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns	11,081,987	11,999,721
Unrealized Gain	365,443	152,293
Unrealized Loss	0	0
Estimated Fair Value	11,447,430	12,152,014
Public Housing Capital Fund Trust III [Member] | Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost Adjusted for Paydowns	20,513,351	20,474,100
Unrealized Gain	0	289,120
Unrealized Loss	(10,318)	0
Estimated Fair Value	$ 20,503,033	$ 20,763,220